ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Schedule of Purchase Price Allocation [Table Text Block]

The following table summarizes the Company’s determination of fair values of the assets acquired and the liabilities as of the date of acquisition.

Consideration - issuance of securities	$2,219,903

Prepaid expenses and other assets	$71,892
Fixed assets	6,515
Accrued liabilities	(380,130)
Derivative liability	(59,485)
Goodwill	1,675,462

Total purchase price – net of cash acquired of $905,649	$1,314,254